Vinson & Elkins L.L.P.

2001 Ross Avenue, Suite 3700

Dallas, Texas 75201

May 9, 2005

BY EDGAR TRANSMISSION

Securities and Exchange Commission

Judiciary Plaza

450 5th Street, N.W.

Washington, D.C. 20549

Attention: Filing Desk

Re:	Republic Companies Group, Inc. - Registration Statement on Form S-1

Ladies and Gentlemen:

        On behalf of Republic Companies Group, Inc., a Delaware corporation (the “Company”), we submit to you the Company’s Registration Statement on Form S-1 (the “Registration Statement”) for filing under the Securities Act of 1933 (the “Securities Act”).

        Pursuant to Rule 461(a) under the Securities Act, the Company and the underwriters intend to request acceleration of the effective date of the Registration Statement orally. The Company and the underwriters have indicated that they are aware of their obligations under the Securities Act.

        The filing fee of $13,500.50 was transmitted by wire transfer to the Commission’s account at Mellon Bank in Pittsburgh, Pennsylvania on May 4, 2005. Please direct any questions or comments regarding the Registration Statement to Jeffrey A. Chapman at (214) 220-7797 or to the undersigned at (214) 220-7837.

Sincerely,

/s/    Michael B. Mayes

Michael B. Mayes